Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
38. Related party transactions and Directors' remuneration
Salaries and other short-term benefits	£ 37.6	£ 50.7
Pension costs	0.2	0.3
Other long-term benefits	9.1	12.6
Share-based payments	14.2	24.8
Employer social security charges on emoluments	6.0	8.5
Costs recognised for accounting purposes	67.1	96.9
Employer social security charges on emoluments	(6.0)	(8.5)
Other long-term benefits - difference between awards granted and costs recognised	(1.0)	4.5
Share-based payments - difference between awards granted and costs recognised	(0.7)	(2.1)
Total remuneration awarded	£ 59.4	£ 90.8